UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2021

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments

Common Stocks — 99.7%
Security	Shares	Value

Aerospace & Defense — 1.0%

Boeing Co. (The)(1)	883,547	$177,875,682

General Dynamics Corp.	117,303	24,454,157

Hexcel Corp.(1)	103,987	5,386,527

Howmet Aerospace, Inc.	4	127

Huntington Ingalls Industries, Inc.	2,300	429,502

L3Harris Technologies, Inc.	7,156	1,525,946

Lockheed Martin Corp.	132,079	46,942,197

Northrop Grumman Corp.	54,977	21,279,947

Raytheon Technologies Corp.	1,031,183	88,743,609

Textron, Inc.	9,462	730,466

TransDigm Group, Inc.(1)	3,386	2,154,444

		$369,522,604

Air Freight & Logistics — 1.2%

C.H. Robinson Worldwide, Inc.	280,266	$30,165,030

Expeditors International of Washington, Inc.	12,997	1,745,367

FedEx Corp.	359,477	92,975,131

GXO Logistics, Inc.(1)	97,791	8,882,356

United Parcel Service, Inc., Class B	1,431,529	306,833,926

		$440,601,810

Airlines — 0.0%(2)

American Airlines Group, Inc.(1)	66,989	$1,203,122

Delta Air Lines, Inc.(1)	61,964	2,421,553

Southwest Airlines Co.(1)	28,371	1,215,414

		$4,840,089

Auto Components — 0.6%

Adient PLC(1)	8,500	$406,980

Aptiv PLC(1)	1,022,078	168,591,766

BorgWarner, Inc.	800	36,056

Dorman Products, Inc.(1)	20,730	2,342,697

Fox Factory Holding Corp.(1)	800	136,080

Garrett Motion, Inc.(1)	6,726	54,010

Gentex Corp.	1,443,192	50,295,241

		$221,862,830

Automobiles — 0.5%

Daimler AG	18,000	$1,387,800

Ford Motor Co.	1,217,179	25,280,808

General Motors Co.(1)	96,097	5,634,167

Harley-Davidson, Inc.	800	30,152

Tesla, Inc.(1)	155,177	163,987,950

Security	Shares	Value

Automobiles (continued)

Toyota Motor Corp. ADR	5,100	$945,030

		$197,265,907

Banks — 3.9%

Bank of America Corp.	4,436,577	$197,383,311

Bank of Hawaii Corp.	557	46,654

Bank of Montreal	4	431

CIT Group, Inc.	1,490	76,497

Citigroup, Inc.	890,874	53,799,881

Commerce Bancshares, Inc.	79,477	5,463,249

CVB Financial Corp.	608,432	13,026,529

Fifth Third Bancorp	1,814,058	79,002,226

First Republic Bank	2,010	415,085

HSBC Holdings PLC	220,592	1,329,842

HSBC Holdings PLC ADR	424	12,784

Huntington Bancshares, Inc.	144,510	2,228,344

ING Groep NV ADR	125	1,740

JPMorgan Chase & Co.	4,220,994	668,394,400

KeyCorp	72,748	1,682,661

Live Oak Bancshares, Inc.	15,000	1,309,350

M&T Bank Corp.	123,278	18,933,035

Pinnacle Financial Partners, Inc.	34,686	3,312,513

PNC Financial Services Group, Inc. (The)	126,756	25,417,113

Regions Financial Corp.	772,628	16,843,290

Signature Bank	3,359	1,086,536

Societe Generale S.A.	405,793	13,946,582

Sterling Bancorp	180,109	4,645,011

SVB Financial Group(1)	31,586	21,422,889

Synovus Financial Corp.	1,565	74,917

Toronto-Dominion Bank (The)	569	43,631

Truist Financial Corp.	1,679,497	98,334,549

U.S. Bancorp	1,077,302	60,512,053

Wells Fargo & Co.	3,734,552	179,183,805

Western Alliance Bancorp	23,987	2,582,200

Zions Bancorp N.A.	53,870	3,402,429

		$1,473,913,537

Beverages — 1.9%

Anheuser-Busch InBev SA/NV ADR	75,379	$4,564,198

Boston Beer Co., Inc. (The), Class A(1)	4,730	2,389,123

Brown-Forman Corp., Class A	17,399	1,179,478

Brown-Forman Corp., Class B	420,049	30,604,770

Coca-Cola Co. (The)	3,937,864	233,160,927

Constellation Brands, Inc., Class A	118,245	29,675,948

Diageo PLC ADR	9,771	2,150,988

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Beverages (continued)

Keurig Dr Pepper, Inc.	2,700	$99,522

Molson Coors Beverage Co., Class B	64,013	2,967,003

Monster Beverage Corp.(1)	176,096	16,912,260

PepsiCo, Inc.	2,127,282	369,530,156

		$693,234,373

Biotechnology — 2.1%

2seventy bio, Inc.(1)	166	$4,255

AbbVie, Inc.	1,131,418	153,193,997

Agios Pharmaceuticals, Inc.(1)	74,972	2,464,330

Alkermes PLC(1)	5,000	116,300

Alnylam Pharmaceuticals, Inc.(1)	9,409	1,595,578

Amgen, Inc.	685,242	154,158,893

Arena Pharmaceuticals, Inc.(1)	15,471	1,437,875

argenx SE ADR(1)	308,910	108,177,193

Biogen, Inc.(1)	100,308	24,065,895

Bluebird Bio, Inc.(1)	500	4,995

Blueprint Medicines Corp.(1)	211,575	22,661,798

Exact Sciences Corp.(1)	243,557	18,956,041

Exact Sciences Corp.(1)(3)	8,313	647,001

Gilead Sciences, Inc.	1,134,800	82,397,828

Incyte Corp.(1)	103,220	7,576,348

Moderna, Inc.(1)	343,592	87,265,496

Natera, Inc.(1)	14,283	1,333,889

Neurocrine Biosciences, Inc.(1)	219,845	18,724,199

Regeneron Pharmaceuticals, Inc.(1)	25,022	15,801,893

Seagen, Inc.(1)	5,662	875,345

Vertex Pharmaceuticals, Inc.(1)	346,315	76,050,774

		$777,509,923

Building Products — 0.5%

A.O. Smith Corp.	31,693	$2,720,844

Carlisle Cos., Inc.	71,809	17,817,249

Carrier Global Corp.	237,798	12,898,164

Fortune Brands Home & Security, Inc.	27,542	2,944,240

Johnson Controls International PLC	350,723	28,517,287

Lennox International, Inc.	381,979	123,898,708

Masco Corp.	38,156	2,679,314

Resideo Technologies, Inc.(1)	11,209	291,770

Trane Technologies PLC	41,918	8,468,694

Trex Co., Inc.(1)	3,070	414,542

		$200,650,812

Capital Markets — 4.8%

Affiliated Managers Group, Inc.	58,916	$9,692,271

Ameriprise Financial, Inc.	134,689	40,630,284

Security	Shares	Value

Capital Markets (continued)

Ares Management Corp., Class A	44,772	$3,638,620

Bank of New York Mellon Corp. (The)	719,996	41,817,368

BlackRock, Inc.	48,847	44,722,359

Blackstone, Inc.	402,444	52,072,229

Brookfield Asset Management, Inc., Class A	264,702	15,982,707

Carlyle Group, Inc. (The)	457,373	25,109,778

Cboe Global Markets, Inc.	197,786	25,791,294

Charles Schwab Corp. (The)	3,930,082	330,519,896

CME Group, Inc.	249,929	57,098,779

FactSet Research Systems, Inc.	97,345	47,310,644

Federated Hermes, Inc., Class B	37,249	1,399,817

Franklin Resources, Inc.	211,191	7,072,787

Goldman Sachs Group, Inc. (The)	1,160,752	444,045,678

Intercontinental Exchange, Inc.	154,759	21,166,388

Invesco, Ltd.	11,064	254,693

LPL Financial Holdings, Inc.	160,206	25,647,379

Moody’s Corp.	261,669	102,202,678

Morgan Stanley(4)	2,122,833	208,377,288

Morningstar, Inc.	4,694	1,605,300

Nasdaq, Inc.	78,727	16,533,457

Northern Trust Corp.	2,500	299,025

Raymond James Financial, Inc.	110,958	11,140,183

S&P Global, Inc.	310,603	146,582,874

SEI Investments Co.	159,600	9,726,024

State Street Corp.	215,676	20,057,868

Stifel Financial Corp.	169,194	11,914,642

T. Rowe Price Group, Inc.	403,743	79,392,024

UBS Group AG(1)	9	161

		$1,801,804,495

Chemicals — 1.1%

AdvanSix, Inc.	968	$45,738

Air Products and Chemicals, Inc.	25,995	7,909,239

Albemarle Corp.	132,751	31,033,201

Balchem Corp.	24,992	4,213,651

Cabot Corp.	16,510	927,862

Celanese Corp.	23,540	3,956,132

Chemours Co. (The)	1	34

Corteva, Inc.	242,329	11,457,315

Dow, Inc.	80,280	4,553,482

DuPont de Nemours, Inc.	505,065	40,799,151

Eastman Chemical Co.	1,062	128,406

Ecolab, Inc.	605,535	142,052,456

FMC Corp.	817	89,780

International Flavors & Fragrances, Inc.	5,000	753,250

Linde PLC	114,624	39,709,192

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Chemicals (continued)

LyondellBasell Industries NV, Class A	4,274	$394,191

NewMarket Corp.	13,626	4,669,903

Nutrien, Ltd.	10,927	821,710

PPG Industries, Inc.	414,428	71,463,964

RPM International, Inc.	3,433	346,733

Scotts Miracle-Gro Co. (The)	136	21,896

Sherwin-Williams Co. (The)	177,036	62,344,998

Westlake Chemical Corp.	1,000	97,130

		$427,789,414

Commercial Services & Supplies — 0.1%

Brady Corp., Class A	258	$13,906

Cintas Corp.	398	176,382

Copart, Inc.(1)	4,771	723,379

HNI Corp.	108,151	4,547,750

Pitney Bowes, Inc.	1,365	9,050

Republic Services, Inc.	4,227	589,455

Rollins, Inc.	60,814	2,080,447

Stericycle, Inc.(1)	8,000	477,120

Waste Connections, Inc.	115,655	15,760,307

Waste Management, Inc.	191,146	31,902,267

		$56,280,063

Communications Equipment — 2.3%

Arista Networks, Inc.(1)	4,061,876	$583,894,675

Arista Networks, Inc.(1)(3)	290,000	41,687,500

Cisco Systems, Inc.	3,529,555	223,667,901

Juniper Networks, Inc.	285,300	10,188,063

Motorola Solutions, Inc.	51,820	14,079,494

Nokia Oyj ADR(1)	192	1,194

		$873,518,827

Construction & Engineering — 0.0%(2)

Fluor Corp.(1)	3,250	$80,503

Quanta Services, Inc.	2,649	303,734

		$384,237

Construction Materials — 0.0%(2)

Vulcan Materials Co.	62,993	$13,076,087

		$13,076,087

Consumer Finance — 0.9%

American Express Co.	1,002,049	$163,935,216

Capital One Financial Corp.	85,168	12,357,025

Security	Shares	Value

Consumer Finance (continued)

Discover Financial Services	1,161,846	$134,262,924

LendingClub Corp.(1)	15,938	385,381

Synchrony Financial	344,923	16,000,978

		$326,941,524

Containers & Packaging — 0.1%

Amcor PLC	940,774	$11,298,696

AptarGroup, Inc.	65,000	7,961,200

Avery Dennison Corp.	5,508	1,192,868

Ball Corp.	63,819	6,143,855

Crown Holdings, Inc.	13,787	1,525,118

International Paper Co.	35,524	1,668,917

Packaging Corp. of America	12,273	1,670,969

Sealed Air Corp.	27,104	1,828,707

Sonoco Products Co.	2,297	132,973

WestRock Co.	21,573	956,978

		$34,380,281

Distributors — 0.0%(2)

Genuine Parts Co.	22,932	$3,215,066

LKQ Corp.	81,118	4,869,514

		$8,084,580

Diversified Consumer Services — 0.0%(2)

Bright Horizons Family Solutions, Inc.(1)	6,150	$774,162

H&R Block, Inc.	3,429	80,787

Service Corp. International	16,140	1,145,779

		$2,000,728

Diversified Financial Services — 2.3%

Apollo Global Management, Inc.	7,672	$555,683

Berkshire Hathaway, Inc., Class A(1)	590	265,890,580

Berkshire Hathaway, Inc., Class B(1)	1,966,390	587,950,610

		$854,396,873

Diversified Telecommunication Services — 0.2%

AT&T, Inc.	541,525	$13,321,515

Liberty Latin America, Ltd., Class A(1)	1,546	18,027

Liberty Latin America, Ltd., Class C(1)	4,825	55,005

Lumen Technologies, Inc.	4,871	61,131

Verizon Communications, Inc.	951,247	49,426,794

		$62,882,472

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Electric Utilities — 0.5%

Duke Energy Corp.	228,504	$23,970,069

Edison International	1,960	133,770

Entergy Corp.	2,640	297,396

Exelon Corp.	31,288	1,807,195

IDACORP, Inc.	140	15,863

NextEra Energy, Inc.	1,603,491	149,701,920

NRG Energy, Inc.	3,136	135,099

PPL Corp.	2,700	81,162

Southern Co. (The)	75,403	5,171,138

Xcel Energy, Inc.	265,196	17,953,769

		$199,267,381

Electrical Equipment — 0.8%

Acuity Brands, Inc.	9,321	$1,973,442

AMETEK, Inc.	68,380	10,054,595

Eaton Corp. PLC	92,287	15,949,039

Emerson Electric Co.	2,183,226	202,974,521

Generac Holdings, Inc.(1)	2,476	871,354

Hubbell, Inc.	62,461	13,008,753

nVent Electric PLC	4	152

Rockwell Automation, Inc.	114,129	39,813,902

		$284,645,758

Electronic Equipment, Instruments & Components — 0.5%

Amphenol Corp., Class A	24,559	$2,147,930

Badger Meter, Inc.	3,000	319,680

CDW Corp.	144,142	29,517,399

Corning, Inc.	1,489,441	55,451,889

IPG Photonics Corp.(1)	17,003	2,926,896

Keysight Technologies, Inc.(1)	12,706	2,623,916

Knowles Corp.(1)	1	23

Littelfuse, Inc.	52,675	16,575,769

Littelfuse, Inc.(3)	39,181	12,329,477

TE Connectivity, Ltd.	60,400	9,744,936

Teledyne Technologies, Inc.(1)	145	63,349

Trimble, Inc.(1)	15,062	1,313,256

Trimble, Inc.(1)(3)	183,372	15,982,881

Vontier Corp.	3,985	122,459

Zebra Technologies Corp., Class A(1)	50,775	30,221,280

		$179,341,140

Energy Equipment & Services — 0.1%

ChampionX Corp.(1)	10,853	$219,339

Core Laboratories NV	16,652	371,506

Expro Group Holdings N.V.(1)	250,000	3,587,500

Security	Shares	Value

Energy Equipment & Services (continued)

Halliburton Co.	184,786	$4,226,056

NOV, Inc.	10,391	140,798

Schlumberger NV	824,802	24,702,820

Transocean, Ltd.(1)	3,548	9,793

		$33,257,812

Entertainment — 2.2%

Activision Blizzard, Inc.	248,871	$16,557,388

Electronic Arts, Inc.	150,119	19,800,696

Liberty Braves Group, Series A(1)	1,236	35,535

Liberty Braves Group, Series C(1)	2,473	69,491

Live Nation Entertainment, Inc.(1)	20,744	2,482,849

NetEase, Inc. ADR	510	51,908

Netflix, Inc.(1)	234,410	141,217,960

ROBLOX Corp., Class A(1)	905,777	93,439,955

Roku, Inc., Class A(1)	26,288	5,998,922

Spotify Technology S.A.(1)	92,198	21,577,098

Walt Disney Co. (The)(1)	3,420,691	529,830,829

Zynga, Inc., Class A(1)	193,100	1,235,840

		$832,298,471

Equity Real Estate Investment Trusts (REITs) — 0.2%

American Homes 4 Rent, Class A	166,000	$7,239,260

American Tower Corp.	61,668	18,037,890

American Tower Corp.(3)	33,660	9,842,842

AvalonBay Communities, Inc.	7,000	1,768,130

Boston Properties, Inc.	60	6,911

Equinix, Inc.	823	696,126

Extra Space Storage, Inc.	1,800	408,114

Federal Realty Investment Trust	1,300	177,216

Host Hotels & Resorts, Inc.(1)	528,986	9,199,067

Mid-America Apartment Communities, Inc.	457	104,854

Prologis, Inc.	40,593	6,834,237

Public Storage	8,114	3,039,180

Realty Income Corp.	100,779	7,214,769

Regency Centers Corp.	405	30,517

SBA Communications Corp.	3,000	1,167,060

Simon Property Group, Inc.	25,563	4,084,200

Sun Communities, Inc.	10,148	2,130,776

		$71,981,149

Food & Staples Retailing — 1.7%

Costco Wholesale Corp.	950,204	$539,430,811

Kroger Co. (The)	154,886	7,010,140

Sprouts Farmers Market, Inc.(1)	735,411	21,826,999

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Food & Staples Retailing (continued)

Sysco Corp.	644,457	$50,622,097

Walgreens Boots Alliance, Inc.	439,211	22,909,246

Walmart, Inc.	52,716	7,627,478

		$649,426,771

Food Products — 1.2%

Archer-Daniels-Midland Co.	137,778	$9,312,415

Campbell Soup Co.	748,065	32,510,905

Conagra Brands, Inc.	665,690	22,733,313

Flowers Foods, Inc.	586,273	16,104,919

General Mills, Inc.	170,898	11,515,107

Hain Celestial Group, Inc. (The)(1)	17,240	734,596

Hershey Co. (The)	219,063	42,382,119

Hormel Foods Corp.	366,066	17,867,681

J&J Snack Foods Corp.	33,410	5,277,444

JM Smucker Co. (The)	21,346	2,899,214

Kellogg Co.	72,821	4,691,129

Kraft Heinz Co. (The)	106,315	3,816,709

Lamb Weston Holdings, Inc.	126,408	8,011,739

McCormick & Co., Inc., Non Voting Shares	168,759	16,303,807

Mondelez International, Inc., Class A	1,216,167	80,644,034

Nestle S.A.	1,118,348	156,140,715

Tyson Foods, Inc., Class A	27,528	2,399,340

		$433,345,186

Health Care Equipment & Supplies — 3.0%

Abbott Laboratories	1,994,942	$280,768,137

ABIOMED, Inc.(1)	109,299	39,256,922

Alcon, Inc.	22,924	1,997,139

Align Technology, Inc.(1)	18,703	12,291,238

Avanos Medical, Inc.(1)	542	18,791

Baxter International, Inc.	39,578	3,397,376

Becton, Dickinson and Co.	148,704	37,396,082

Boston Scientific Corp.(1)	480,643	20,417,715

DexCom, Inc.(1)	129,517	69,544,153

Edwards Lifesciences Corp.(1)	31,569	4,089,764

IDEXX Laboratories, Inc.(1)	17,216	11,336,047

Inari Medical, Inc.(1)	488,894	44,621,355

Inari Medical, Inc.(1)(3)	22,222	2,026,884

Insulet Corp.(1)	10,198	2,713,382

Integra LifeSciences Holdings Corp.(1)	2,225,898	149,112,907

Integra LifeSciences Holdings Corp.(1)(3)	730,000	48,902,700

Intuitive Surgical, Inc.(1)	527,025	189,360,082

Medtronic PLC	546,016	56,485,355

Penumbra, Inc.(1)	93,193	26,776,213

Security	Shares	Value

Health Care Equipment & Supplies (continued)

ResMed, Inc.	21,670	$5,644,602

Smith & Nephew PLC ADR	5,500	190,410

Stryker Corp.	342,034	91,466,732

Teleflex, Inc.	14,475	4,754,748

Zimmer Biomet Holdings, Inc.	152,838	19,416,539

		$1,121,985,273

Health Care Providers & Services — 2.2%

Acadia Healthcare Co., Inc.(1)	32,000	$1,942,400

Anthem, Inc.	145,784	67,576,715

Cardinal Health, Inc.	29,103	1,498,514

Centene Corp.(1)	171,673	14,145,855

Cigna Corp.	48,359	11,104,677

Covetrus, Inc.(1)	10,511	209,905

CVS Health Corp.	1,324,592	136,644,911

DaVita, Inc.(1)	157,055	17,866,577

Ensign Group, Inc. (The)	51,487	4,322,849

Guardant Health, Inc.(1)	145,805	14,583,416

HCA Healthcare, Inc.	210,352	54,043,636

Henry Schein, Inc.(1)	26,348	2,042,760

Humana, Inc.	2,441	1,132,282

Laboratory Corp. of America Holdings(1)	745	234,086

McKesson Corp.	150,389	37,382,194

Molina Healthcare, Inc.(1)	18,585	5,911,517

Oak Street Health, Inc.(1)	744,379	24,668,720

Progyny, Inc.(1)	15,525	781,684

Tenet Healthcare Corp.(1)	2,363	193,033

UnitedHealth Group, Inc.	823,006	413,264,233

		$809,549,964

Health Care Technology — 0.1%

Cerner Corp.	19,478	$1,808,922

Teladoc Health, Inc.(1)	100,320	9,211,382

Veeva Systems, Inc., Class A(1)	32,508	8,305,144

		$19,325,448

Hotels, Restaurants & Leisure — 3.4%

Airbnb, Inc., Class A(1)	236,236	$39,330,932

Aramark	148,020	5,454,537

Booking Holdings, Inc.(1)	52,611	126,225,889

Carnival Corp.(1)	22,069	444,028

Chipotle Mexican Grill, Inc.(1)	120,458	210,590,698

Choice Hotels International, Inc.	49,631	7,741,940

Darden Restaurants, Inc.	77,690	11,703,222

Domino’s Pizza, Inc.	2,815	1,588,589

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)

DraftKings, Inc., Class A(1)	550	$15,108

Expedia Group, Inc.(1)	88,204	15,940,227

Hilton Worldwide Holdings, Inc.(1)	106,201	16,566,294

Hyatt Hotels Corp., Class A(1)	1,353,442	129,795,088

Marriott International, Inc., Class A(1)	1,444,527	238,693,641

McDonald’s Corp.	114,782	30,769,611

MGM Resorts International	892,202	40,042,026

Penn National Gaming, Inc.(1)	30,956	1,605,069

Royal Caribbean Cruises, Ltd.(1)	1,900	146,110

Starbucks Corp.	2,552,969	298,620,784

Texas Roadhouse, Inc.	417,127	37,241,099

Trip.com Group, Ltd. ADR(1)	5,200	128,024

Yum China Holdings, Inc.	368,379	18,360,009

Yum! Brands, Inc.	150,394	20,883,711

		$1,251,886,636

Household Durables — 0.2%

D.R. Horton, Inc.	43,075	$4,671,484

Helen of Troy, Ltd.(1)	645	157,683

Leggett & Platt, Inc.	94,579	3,892,872

Lennar Corp., Class A	48,693	5,656,179

Lennar Corp., Class B	21	2,008

Mohawk Industries, Inc.(1)	20,864	3,801,003

Newell Brands, Inc.	123,465	2,696,476

NVR, Inc.(1)	1,822	10,765,961

PulteGroup, Inc.	222,055	12,692,664

Tempur Sealy International, Inc.	540,100	25,400,903

Toll Brothers, Inc.	4,378	316,923

Whirlpool Corp.	1,646	386,250

		$70,440,406

Household Products — 1.7%

Church & Dwight Co., Inc.	197,268	$20,219,970

Clorox Co. (The)	20,683	3,606,288

Colgate-Palmolive Co.	2,828,981	241,425,238

Energizer Holdings, Inc.	10,496	420,890

Kimberly-Clark Corp.	108,792	15,548,553

Procter & Gamble Co. (The)	2,215,920	362,480,193

		$643,701,132

Independent Power and Renewable Electricity Producers — 0.0%(2)

AES Corp. (The)	1,730	$42,039

		$42,039

Security	Shares	Value

Industrial Conglomerates — 0.8%

3M Co.	778,183	$138,228,647

General Electric Co.	723,424	68,341,865

Honeywell International, Inc.	380,467	79,331,174

Roper Technologies, Inc.	27,342	13,448,436

		$299,350,122

Insurance — 1.3%

Aegon NV ADR	5	$25

Aflac, Inc.	884,450	51,643,035

Alleghany Corp.(1)	3,985	2,660,346

Allstate Corp. (The)	20,953	2,465,120

American International Group, Inc.	139,041	7,905,871

Aon PLC, Class A	177,916	53,474,433

Arch Capital Group, Ltd.(1)	286,437	12,732,125

Arthur J. Gallagher & Co.	534,111	90,622,613

Assurant, Inc.	13,599	2,119,540

Athene Holding, Ltd., Class A(1)	25,944	2,161,914

Brighthouse Financial, Inc.(1)	936	48,485

Brookfield Asset Management Reinsurance Partners, Ltd., Class A	1,615	101,147

Brown & Brown, Inc.	407	28,604

Chubb, Ltd.	51,587	9,972,283

Cincinnati Financial Corp.	74,325	8,467,847

Fidelity National Financial, Inc.	57,654	3,008,386

First American Financial Corp.	1,227	95,988

Globe Life, Inc.	50,917	4,771,941

Hartford Financial Services Group, Inc.	218,598	15,092,006

Lincoln National Corp.	8,488	579,391

Markel Corp.(1)	23,895	29,486,430

Marsh & McLennan Cos., Inc.	238,091	41,384,978

MetLife, Inc.	18,779	1,173,500

Old Republic International Corp.	57,300	1,408,434

Principal Financial Group, Inc.	12,517	905,355

Progressive Corp. (The)	983,264	100,932,050

Prudential Financial, Inc.	22,159	2,398,490

Reinsurance Group of America, Inc.	6,425	703,473

Travelers Cos., Inc. (The)	147,497	23,072,956

Trisura Group, Ltd.(1)	496	18,645

W.R. Berkley Corp.	29,250	2,409,907

Willis Towers Watson PLC	70	16,624

		$471,861,942

Interactive Media & Services — 8.9%

Alphabet, Inc., Class A(1)	316,180	$915,986,107

Alphabet, Inc., Class C(1)	423,094	1,224,260,567

Baidu, Inc. ADR(1)	140,152	20,853,216

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Interactive Media & Services (continued)

CarGurus, Inc.(1)	37,803	$1,271,693

Cars.com, Inc.(1)	400	6,436

IAC/InterActiveCorp.(1)	13,536	1,769,291

Match Group, Inc.(1)	527,012	69,697,337

Meta Platforms, Inc., Class A(1)	2,785,827	937,012,911

Pinterest, Inc., Class A(1)	2,540,426	92,344,485

Snap, Inc., Class A(1)	159,924	7,521,226

Snap, Inc., Class A(1)(3)	469,399	22,075,835

Twitter, Inc.(1)	116,913	5,052,980

Vimeo, Inc.(1)	97,055	1,743,108

Yelp, Inc.(1)	149,508	5,418,170

ZipRecruiter, Inc., Class A(1)	270,000	6,733,800

		$3,311,747,162

Internet & Direct Marketing Retail — 4.1%

Alibaba Group Holding, Ltd. ADR(1)	370,229	$43,979,503

Altaba, Inc.(5)	114,070	679,287

Amazon.com, Inc.(1)	423,484	1,412,039,641

DoorDash, Inc., Class A(1)	133,033	19,808,614

eBay, Inc.	330,295	21,964,617

Etsy, Inc.(1)	3,725	815,551

Qurate Retail, Inc., Series A	99,802	758,495

Wayfair, Inc., Class A(1)	66,699	12,670,809

		$1,512,716,517

IT Services — 4.6%

Accenture PLC, Class A	1,056,535	$437,986,584

Affirm Holdings, Inc.(1)	379,636	38,176,196

Akamai Technologies, Inc.(1)	257,635	30,153,600

Alliance Data Systems Corp.	686	45,667

Amdocs, Ltd.	43,944	3,288,769

Automatic Data Processing, Inc.	309,479	76,311,332

Block, Inc., Class A(1)	434,159	70,121,020

Broadridge Financial Solutions, Inc.	108,127	19,767,778

CGI, Inc.(1)	200	17,700

Cognizant Technology Solutions Corp., Class A	25,858	2,294,122

Fidelity National Information Services, Inc.	18,757	2,047,327

Fiserv, Inc.(1)	663,315	68,845,464

Gartner, Inc.(1)	7,866	2,629,761

Global Payments, Inc.	46,403	6,272,758

International Business Machines Corp.	630,915	84,328,099

Jack Henry & Associates, Inc.	20,956	3,499,442

Kyndryl Holdings, Inc.(1)	96,088	1,739,193

Mastercard, Inc., Class A	205,166	73,720,247

Okta, Inc.(1)	319,829	71,696,067

Security	Shares	Value

IT Services (continued)

Paychex, Inc.	45,650	$6,231,225

PayPal Holdings, Inc.(1)	1,119,622	211,138,317

Sabre Corp.(1)	157,290	1,351,121

Shopify, Inc., Class A(1)	12,524	17,250,432

Snowflake, Inc., Class A(1)	125,608	42,549,710

Twilio, Inc., Class A(1)	555,411	146,261,933

VeriSign, Inc.(1)	5,954	1,511,244

Visa, Inc., Class A	1,405,256	304,533,028

Visa, Inc., Class A(3)	29,956	6,491,765

Western Union Co. (The)	21,882	390,375

		$1,730,650,276

Leisure Products — 0.1%

Callaway Golf Co.(1)	1,165,163	$31,972,073

Hasbro, Inc.	8,235	838,158

Mattel, Inc.(1)	3,941	84,968

Polaris, Inc.	79,672	8,756,750

		$41,651,949

Life Sciences Tools & Services — 1.1%

10X Genomics, Inc., Class A(1)	527,021	$78,505,048

Agilent Technologies, Inc.	681,845	108,856,554

Avantor, Inc.(1)	120,000	5,056,800

Bio-Rad Laboratories, Inc., Class A(1)	52	39,290

Charles River Laboratories International, Inc.(1)	239	90,050

Danaher Corp.	208,596	68,630,170

Illumina, Inc.(1)	96,152	36,580,067

IQVIA Holdings, Inc.(1)	66,687	18,815,070

Mettler-Toledo International, Inc.(1)	1,000	1,697,210

NeoGenomics, Inc.(1)	197,625	6,742,965

PerkinElmer, Inc.	182,718	36,737,281

Thermo Fisher Scientific, Inc.	60,591	40,428,739

Waters Corp.(1)	730	271,998

West Pharmaceutical Services, Inc.	11,186	5,246,346

		$407,697,588

Machinery — 1.8%

Caterpillar, Inc.	392,751	$81,197,342

Caterpillar, Inc.(3)	6,950	1,436,843

Cummins, Inc.	1,688	368,220

Daimler Truck Holding AG ADR(1)	18,000	324,000

Deere & Co.	221,013	75,783,148

Donaldson Co., Inc.	184,029	10,905,559

Dover Corp.	385,587	70,022,599

Fortive Corp.	33,376	2,546,255

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Machinery (continued)

Illinois Tool Works, Inc.	1,283,606	$316,793,961

Ingersoll Rand, Inc.	171,492	10,610,210

Lincoln Electric Holdings, Inc.	53,660	7,483,960

Manitowoc Co., Inc. (The)(1)	11,435	212,577

Middleby Corp.(1)	2,000	393,520

Otis Worldwide Corp.	435,365	37,907,231

PACCAR, Inc.	186,094	16,424,656

Parker-Hannifin Corp.	25,759	8,194,453

Pentair PLC	75	5,477

Snap-on, Inc.	29,674	6,391,186

Stanley Black & Decker, Inc.	288	54,323

Trinity Industries, Inc.	11,100	335,220

Westinghouse Air Brake Technologies Corp.	14,127	1,301,238

Xylem, Inc.	112,897	13,538,608

		$662,230,586

Media — 0.3%

Comcast Corp., Class A	1,286,665	$64,757,850

Discovery, Inc., Class A(1)	97,615	2,297,857

Discovery, Inc., Class C(1)	255,207	5,844,240

Fox Corp., Class A	50,412	1,860,203

Interpublic Group of Cos., Inc. (The)	976	36,551

Liberty Broadband Corp., Series A(1)	1	161

Liberty Broadband Corp., Series C(1)	1	161

Loyalty Ventures, Inc.(1)	274	8,239

News Corp., Class A	32,024	714,455

Omnicom Group, Inc.	16,403	1,201,848

Sirius XM Holdings, Inc.	53,280	338,328

TEGNA, Inc.	1,201	22,291

ViacomCBS, Inc., Class B	612,221	18,476,830

		$95,559,014

Metals & Mining — 0.1%

Alcoa Corp.	159	$9,473

Arconic Corp.(1)	1	33

Cleveland-Cliffs, Inc.(1)	278,121	6,054,694

Freeport-McMoRan, Inc.	97,788	4,080,693

Glencore PLC	598,405	3,049,040

Newmont Corp.	103	6,388

Nucor Corp.	242,095	27,635,144

Steel Dynamics, Inc.	232,124	14,407,937

		$55,243,402

Multi-Utilities — 0.4%

Consolidated Edison, Inc.	524,468	$44,747,610

Security	Shares	Value

Multi-Utilities (continued)

Dominion Energy, Inc.	896,671	$70,442,474

DTE Energy Co.	77,124	9,219,403

NiSource, Inc.	828	22,861

Public Service Enterprise Group, Inc.	500	33,365

Sempra Energy	66,344	8,775,984

WEC Energy Group, Inc.	15,006	1,456,632

		$134,698,329

Multiline Retail — 0.1%

Dollar General Corp.	347	$81,833

Dollar Tree, Inc.(1)	147,240	20,690,165

Nordstrom, Inc.(1)	3,192	72,203

Target Corp.	44,039	10,192,386

		$31,036,587

Oil, Gas & Consumable Fuels — 1.6%

Antero Resources Corp.(1)	1,341,986	$23,484,755

Cheniere Energy, Inc.	632,186	64,116,304

Chevron Corp.	1,038,706	121,892,149

ConocoPhillips	385,186	27,802,725

Devon Energy Corp.	33,163	1,460,830

Diamondback Energy, Inc.	28,916	3,118,591

DT Midstream, Inc(1)	38,562	1,850,205

Enbridge, Inc.	4,983	194,736

EOG Resources, Inc.	1,022,314	90,812,153

EQT Corp.(1)	180,474	3,936,138

Equitrans Midstream Corp.	144,379	1,492,879

Exxon Mobil Corp.	3,497,980	214,041,396

Hess Corp.	53,310	3,946,539

HollyFrontier Corp.	9,171	300,625

Kinder Morgan, Inc.	112,401	1,782,680

Magnolia Oil & Gas Corp., Class A	245,547	4,633,472

Marathon Oil Corp.	8,775	144,086

Marathon Petroleum Corp.	193,112	12,357,237

Murphy Oil Corp.	65,112	1,700,074

Occidental Petroleum Corp.	39,361	1,141,075

Phillips 66	202,729	14,689,743

Pioneer Natural Resources Co.	28,342	5,154,843

Range Resources Corp.(1)	664,831	11,853,937

Royal Dutch Shell PLC, Class A ADR	100	4,340

Southwestern Energy Co.(1)	399	1,859

Valero Energy Corp.	15,809	1,187,414

Williams Cos., Inc. (The)	20,025	521,451

		$613,622,236

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Paper & Forest Products — 0.0%(2)

Sylvamo Corp.(1)	3,229	$90,057

		$90,057

Personal Products — 0.1%

Estee Lauder Cos., Inc. (The), Class A	116,273	$43,044,264

Unilever PLC ADR	70,897	3,813,550

		$46,857,814

Pharmaceuticals — 4.3%

AstraZeneca PLC ADR	1,319,364	$76,852,953

Bausch Health Cos., Inc.(1)	4,389	121,180

Bristol-Myers Squibb Co.	2,388,750	148,938,563

Catalent, Inc.(1)	45,943	5,882,082

Eli Lilly & Co.	2,207,396	609,726,923

GlaxoSmithKline PLC ADR	11,863	523,158

Johnson & Johnson	2,632,391	450,323,128

Mallinckrodt PLC(1)	6	1

Merck & Co., Inc.	1,685,925	129,209,292

Novartis AG ADR	145,139	12,695,308

Novo Nordisk A/S ADR	56,211	6,295,632

Organon & Co.	165,641	5,043,768

Pfizer, Inc.	2,331,176	137,655,943

Reata Pharmaceuticals, Inc., Class A(1)	4,694	123,781

Roche Holding AG ADR	35,808	1,850,916

Sanofi ADR	6,100	305,610

Takeda Pharmaceutical Co., Ltd. ADR	31,905	434,865

Teva Pharmaceutical Industries, Ltd. ADR(1)	5,106	40,899

Viatris, Inc.	141,733	1,917,648

Zoetis, Inc.	12,114	2,956,179

Zoetis, Inc.(3)	54,359	13,265,227

		$1,604,163,056

Professional Services — 0.3%

ASGN, Inc.(1)	284,823	$35,147,158

Booz Allen Hamilton Holding Corp., Class A	102,820	8,718,108

CACI International, Inc., Class A(1)	13,584	3,656,949

CACI International, Inc., Class A(1)(3)	6,200	1,669,102

Equifax, Inc.	8,854	2,592,363

IHS Markit, Ltd.	423	56,225

Jacobs Engineering Group, Inc.	85,615	11,920,176

Nielsen Holdings PLC	48,977	1,004,518

Thomson Reuters Corp.	181,943	21,764,022

Verisk Analytics, Inc.	109,365	25,015,057

		$111,543,678

Security	Shares	Value

Real Estate Management & Development — 0.0%(2)

Zillow Group, Inc., Class A(1)	10,638	$661,896

Zillow Group, Inc., Class C(1)	21,276	1,358,473

		$2,020,369

Road & Rail — 1.5%

Canadian National Railway Co.	126,084	$15,490,680

Canadian Pacific Railway, Ltd.	23,341	1,679,152

CSX Corp.	2,219,677	83,459,855

J.B. Hunt Transport Services, Inc.	10,348	2,115,131

Lyft, Inc., Class A(1)	160,326	6,850,730

Norfolk Southern Corp.	355,378	105,799,584

Norfolk Southern Corp.(3)	3,953	1,176,553

Uber Technologies, Inc.(1)	3,699,519	155,120,832

Union Pacific Corp.	666,789	167,984,153

XPO Logistics, Inc.(1)	67,458	5,223,273

		$544,899,943

Semiconductors & Semiconductor Equipment — 6.6%

Advanced Micro Devices, Inc.(1)	28,340	$4,078,126

Analog Devices, Inc.	507,974	89,286,590

Applied Materials, Inc.	281,446	44,288,342

ASML Holding NV - NY Shares	12,572	10,009,072

Broadcom, Inc.	118,151	78,618,857

Cirrus Logic, Inc.(1)	50,300	4,628,606

Enphase Energy, Inc.(1)	54,000	9,878,760

Intel Corp.	6,527,892	336,186,438

KLA Corp.	225	96,775

Lam Research Corp.	82,758	59,515,416

Marvell Technology, Inc.	95,691	8,372,005

Microchip Technology, Inc.	1,114,568	97,034,290

Micron Technology, Inc.	386,114	35,966,519

NVIDIA Corp.	2,578,252	758,289,696

NXP Semiconductors NV	14,754	3,360,666

Qorvo, Inc.(1)	13,586	2,124,714

QUALCOMM, Inc.	4,029,980	736,962,443

Silicon Laboratories, Inc.(1)	67,435	13,919,933

Skyworks Solutions, Inc.	1,000	155,140

Teradyne, Inc.	1,200	196,236

Texas Instruments, Inc.	956,878	180,342,797

Xilinx, Inc.	15,758	3,341,169

		$2,476,652,590

Software — 9.4%

Adobe, Inc.(1)	418,351	$237,230,118

ANSYS, Inc.(1)	154,179	61,844,281

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Software (continued)

Autodesk, Inc.(1)	32,168	$9,045,320

Box, Inc., Class A(1)	106,049	2,777,423

Cadence Design Systems, Inc.(1)	770,051	143,499,004

CDK Global, Inc.	3	125

Check Point Software Technologies, Ltd.(1)	151,951	17,711,409

Citrix Systems, Inc.	11,798	1,115,973

Coupa Software, Inc.(1)	54,504	8,614,357

Crowdstrike Holdings, Inc., Class A(1)	433,003	88,657,364

DocuSign, Inc.(1)	1,154,180	175,793,156

Dropbox, Inc., Class A(1)	3,191,403	78,317,030

Envestnet, Inc.(1)	87,353	6,930,587

Fortinet, Inc.(1)	27,508	9,886,375

Guidewire Software, Inc.(1)	67,562	7,670,314

Intuit, Inc.	122,656	78,894,792

Mandiant, Inc.(1)	331,973	5,822,806

Manhattan Associates, Inc.(1)	77,673	12,077,375

Microsoft Corp.	4,582,928	1,541,330,345

Mimecast, Ltd.(1)	34,653	2,757,339

nCino, Inc.(1)	25,000	1,371,500

NCR Corp.(1)	190	7,638

NortonLifeLock, Inc.	121,379	3,153,426

Nuance Communications, Inc.(1)	7,432	411,138

Nutanix, Inc., Class A(1)	18,402	586,288

Olo, Inc., Class A(1)	44,151	918,782

Oracle Corp.	435,440	37,974,722

Palantir Technologies, Inc., Class A(1)	3,121,678	56,845,756

Palo Alto Networks, Inc.(1)	281,650	156,811,454

Paycom Software, Inc.(1)	552,844	229,535,300

RingCentral, Inc., Class A(1)	18,835	3,528,737

salesforce.com, inc.(1)	330,987	84,113,726

SAP SE ADR	2,796	391,748

ServiceNow, Inc.(1)	213,695	138,711,562

Smartsheet, Inc., Class A(1)	227,811	17,643,962

Splunk, Inc.(1)	412,415	47,724,664

Synopsys, Inc.(1)	34,898	12,859,913

Teradata Corp.(1)	318	13,506

Tyler Technologies, Inc.(1)	232,333	124,983,537

VMware, Inc., Class A	9,304	1,078,148

Workday, Inc., Class A(1)	241,399	65,945,379

Zscaler, Inc.(1)	80,881	25,989,492

Zscaler, Inc.(1)(3)	10,000	3,213,300

		$3,503,789,171

Specialty Retail — 2.5%

Advance Auto Parts, Inc.	16,346	$3,921,078

AutoNation, Inc.(1)	18,044	2,108,441

Security	Shares	Value

Specialty Retail (continued)

AutoZone, Inc.(1)	2,520	$5,282,903

Bath & Body Works, Inc.	265,335	18,517,730

Bed Bath & Beyond, Inc.(1)	22,000	320,760

Best Buy Co., Inc.	343,446	34,894,114

Burlington Stores, Inc.(1)	22,163	6,460,736

CarMax, Inc.(1)	25,710	3,348,213

Dick’s Sporting Goods, Inc.	72,500	8,336,775

Gap, Inc. (The)	75,000	1,323,750

Home Depot, Inc. (The)	130,084	53,986,161

Lithia Motors, Inc., Class A	80	23,756

Lowe’s Cos., Inc.	1,151,783	297,712,870

O’Reilly Automotive, Inc.(1)	191,239	135,058,719

O’Reilly Automotive, Inc.(1)(3)	59,492	42,015,035

Ross Stores, Inc.	602,153	68,814,045

Signet Jewelers, Ltd.	65,986	5,742,762

TJX Cos., Inc. (The)	1,697,061	128,840,871

Tractor Supply Co.	248,742	59,349,841

Ulta Beauty, Inc.(1)	96,964	39,982,136

Victoria’s Secret & Co.(1)	88,445	4,912,235

		$920,952,931

Technology Hardware, Storage & Peripherals — 6.3%

Apple, Inc.	12,883,258	$2,287,680,123

Dell Technologies, Inc., Class C(1)	20,826	1,169,796

Hewlett Packard Enterprise Co.	392,470	6,189,252

Logitech International S.A.	2,406	198,447

NetApp, Inc.	78,200	7,193,618

Pure Storage, Inc., Class A(1)	1,300,000	42,315,000

		$2,344,746,236

Textiles, Apparel & Luxury Goods — 1.4%

Columbia Sportswear Co.(3)	19,096	$1,860,668

Hanesbrands, Inc.	221,909	3,710,318

Kontoor Brands, Inc.	37,542	1,924,028

Levi Strauss & Co., Class A	168,000	4,205,040

Lululemon Athletica, Inc.(1)	4,378	1,713,768

NIKE, Inc., Class B	2,950,365	491,737,335

PVH Corp.	16	1,706

Skechers USA, Inc., Class A(1)	100,000	4,340,000

Skechers USA, Inc., Class A(1)(3)	45,345	1,967,973

Skechers USA, Inc., Class A(1)(3)	50,000	2,169,349

Tapestry, Inc.	522	21,193

Under Armour, Inc., Class C(1)	500	9,020

VF Corp.	312,353	22,870,487

		$536,530,885

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Portfolio of Investments — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.0%(2)

Essent Group, Ltd.	96,312	$4,385,085

		$4,385,085

Tobacco — 0.4%

Altria Group, Inc.	941,542	$44,619,676

British American Tobacco PLC ADR	3	112

Philip Morris International, Inc.	1,197,162	113,730,390

		$158,350,178

Trading Companies & Distributors — 0.4%

Fastenal Co.	2,049,875	$131,314,993

NOW, Inc.(1)	944	8,062

United Rentals, Inc.(1)	6,508	2,162,543

W.W. Grainger, Inc.	9,830	5,094,299

		$138,579,897

Water Utilities — 0.0%(2)

American Water Works Co., Inc.	23,388	$4,417,058

Essential Utilities, Inc.	500	26,845

		$4,443,903

Wireless Telecommunication Services — 0.0%(2)

America Movil SAB de CV, Series L ADR	15,204	$320,956

Rogers Communications, Inc., Class B	750	35,723

Vodafone Group PLC ADR	5	75

		$356,754

Total Common Stocks (identified cost $16,214,717,750)		$37,207,864,289

Preferred Stocks — 0.0%(2)
Security	Shares	Value

Internet & Direct Marketing Retail — 0.0%(2)

Qurate Retail, Inc., Series A, 8.00%	2,994	$309,041

		$309,041

Total Preferred Stocks (identified cost $168,592)		$309,041

Warrants — 0.0%(2)
Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(2)

Occidental Petroleum Corp., Exp. 8/3/27(1)	2,853	$35,976

		$35,976

Total Warrants (identified cost $14,122)		$35,976

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.08%(6)	97,105,888	$97,096,177

Total Short-Term Investments (identified cost $97,099,204)		$97,096,177

Total Investments — 100.0% (identified cost $16,311,999,668)		$37,305,305,483

Other Assets, Less Liabilities — 0.0%(2)		$7,304,976

Net Assets — 100.0%		$37,312,610,459

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Restricted security (see Note 5).

(4)	Represents an investment in an issuer that is deemed to be an affiliate (see Note 7).

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

Abbreviations:

ADR	–	American Depositary Receipt

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Statement of Assets and Liabilities

Assets	December 31, 2021

Unaffiliated investments, at value (identified cost, $16,133,535,650)	$36,999,832,018

Affiliated investment, at value (identified cost, $178,464,018)	305,473,465

Foreign currency, at value (identified cost, $1,422)	1,403

Dividends receivable	14,967,508

Dividends receivable from affiliated investments	6,161

Receivable for investments sold	5,084,422

Tax reclaims receivable	1,309,125

Total assets	$37,326,674,102

Liabilities

Payable to affiliates:

Investment adviser fee	$12,598,032

Trustees’ fees	27,125

Accrued expenses	1,438,486

Total liabilities	$14,063,643

Commitments and contingencies (Note 9)

Net Assets applicable to investors’ interest in Portfolio	$37,312,610,459

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Statement of Operations

Investment Income	Year Ended December 31, 2021

Dividends (net of foreign taxes, $3,651,489)	$360,567,868

Dividends from affiliated investments	4,271,424

Total investment income	$364,839,292

Expenses

Investment adviser fee	$133,920,753

Trustees’ fees and expenses	108,500

Custodian fee	3,994,356

Professional fees	537,932

Miscellaneous	809,819

Total expenses	$139,371,360

Net investment income	$225,467,932

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions(1)	$644,094,910

Investment transactions — affiliated investments(1)	30,461,341

Foreign currency transactions	(5,505)

Net realized gain	$674,550,746

Change in unrealized appreciation (depreciation) —

Investments	$6,231,454,265

Investments — affiliated investments	23,430,259

Foreign currency	(78,121)

Net change in unrealized appreciation (depreciation)	$6,254,806,403

Net realized and unrealized gain	$6,929,357,149

Net increase in net assets from operations	$7,154,825,081

(1)	Aggregate amount includes $660,542,211 of net realized gains from redemptions in-kind.

28	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2021	2020

From operations —

Net investment income	$225,467,932	$242,011,047

Net realized gain	674,550,746	582,853,151

Net change in unrealized appreciation (depreciation)	6,254,806,403	4,456,295,637

Net increase in net assets from operations	$7,154,825,081	$5,281,159,835

Capital transactions —

Contributions	$3,616,316,912	$1,891,540,171

Withdrawals	(1,445,245,658)	(1,199,338,464)

Net increase in net assets from capital transactions	$2,171,071,254	$692,201,707

Net increase in net assets	$9,325,896,335	$5,973,361,542

Net Assets

At beginning of year	$27,986,714,124	$22,013,352,582

At end of year	$37,312,610,459	$27,986,714,124

29	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2021

Financial Highlights

	Year Ended December 31,
	2021	2020	2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.43%	0.44%	0.45%	0.46%	0.46%

Net investment income	0.69%	1.07%	1.28%	1.25%	1.33%

Portfolio Turnover(1)	1%	1%	1%	1%	0	%(2)

Total Return	25.05%	23.42%	29.87%	(5.02)%	22.76%

Net assets, end of year (000’s omitted)	$37,312,610	$27,986,714	$22,013,353	$16,016,046	$16,224,690

(1)

Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 4%, 6%, 6%, 6% and 5% for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively.

(2)	Amount is less than 0.5%.

30	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2021

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2021, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 3.9%, 6.5%, 3.4%, and 0.7% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 85.5% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange- traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

31

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2021

Notes to Financial Statements — continued

As of December 31, 2021, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Portfolio. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Portfolio entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Portfolio’s investment advisory agreement with BMR in effect prior to March 1, 2021), the fee is computed at an annual rate of the Portfolio’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to $500 million	0.6250%

$500 million but less than $1 billion	0.5625%

$1 billion but less than $1.5 billion	0.5000%

$1.5 billion but less than $7 billion	0.4375%

$7 billion but less than $10 billion	0.4250%

$10 billion but less than $15 billion	0.4125%

$15 billion but less than $20 billion	0.4000%

$20 billion but less than $25 billion	0.3900%

$25 billion and over	0.3800%

For the year ended December 31, 2021, the Portfolio’s investment adviser fee amounted to $133,920,753 or 0.41% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $358,658,495 and $174,369,711, respectively, for the year ended December 31, 2021. In addition, investors contributed securities with an aggregate market value of $3,587,873,814 and investments having an aggregate market value of $1,248,236,341 were distributed in payment for capital withdrawals during the year ended December 31, 2021.

32

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2021

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,266,342,718

Gross unrealized appreciation	$33,075,111,768

Gross unrealized depreciation	(36,149,003)

Net unrealized appreciation	$33,038,962,765

5  Restricted Securities

At December 31, 2021, the Portfolio owned the following securities (representing 0.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

American Tower Corp.	9/16/21	9/16/22	33,660	$10,000,268	$9,842,842

Arista Networks, Inc.	3/18/21	3/18/22	290,000	20,964,888	41,687,500

CACI International, Inc., Class A	6/17/21	6/17/22	6,200	1,636,477	1,669,102

Caterpillar, Inc.	3/18/21	3/18/22	6,950	1,622,835	1,436,843

Columbia Sportswear Co.	9/16/21	9/16/22	19,096	1,935,474	1,860,668

Exact Sciences Corp.	6/17/21	6/17/22	8,313	1,000,068	647,001

Inari Medical, Inc.	12/16/21	12/16/22	22,222	1,779,491	2,026,884

Integra LifeSciences Holdings Corp.	3/18/21	3/18/22	730,000	49,717,329	48,902,700

Littelfuse, Inc.	6/17/21	6/17/22	39,181	10,000,149	12,329,477

Norfolk Southern Corp.	9/16/21	9/16/22	3,953	982,303	1,176,553

O’Reilly Automotive, Inc.	6/17/21	6/17/22	59,492	31,782,975	42,015,035

Skechers USA, Inc., Class A	6/17/21	6/17/22	45,345	2,232,125	1,967,973

Skechers USA, Inc., Class A	9/16/21	9/16/22	50,000	2,269,138	2,169,349

Snap, Inc., Class A	3/18/21	3/18/22	469,399	30,000,055	22,075,835

Trimble, Inc.	9/16/21	9/16/22	183,372	16,843,461	15,982,881

Visa, Inc., Class A	3/18/21	3/18/22	29,956	6,676,445	6,491,765

Zoetis, Inc.	6/17/21	6/17/22	54,359	10,000,029	13,265,227

Zscaler, Inc.	6/17/21	6/17/22	10,000	2,121,320	3,213,300

Total Restricted Securities				$201,564,830	$228,760,935

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an upfront fee and arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2021.

33

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2021

Notes to Financial Statements — continued

7  Investments in Affiliated Issuers and Funds

At December 31, 2021, the value of the Portfolio’s investment in affiliated issuers and funds was $305,473,465 which represents 0.8% of the Portfolio’s net assets. Transactions in affiliated issuers and funds by the Portfolio for the year ended December 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks

Morgan Stanley(1)	$—	$—	$(51,281,956)	$30,467,722	$23,433,286	$208,377,288	$4,133,964	2,122,833

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	202,615,051	499,455,510	(604,964,976)	(6,381)	(3,027)	97,096,177	137,460	97,105,888

				$30,461,341	$23,430,259	$305,473,465	$4,271,424

(1)	Affiliated issuer as of March 1, 2021.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Communication Services	$4,302,843,873	$—		$—	$4,302,843,873

Consumer Discretionary	4,789,720,652	4,030,017		679,287	4,794,429,956

Consumer Staples	2,468,774,739	156,140,715		—	2,624,915,454

Energy	646,880,048	—		—	646,880,048

Financials	4,918,027,032	15,276,424		—	4,933,303,456

Health Care	4,738,204,368	2,026,884		—	4,740,231,252

Industrials	3,112,353,046	1,176,553		—	3,113,529,599

Information Technology	11,092,715,359	15,982,881		—	11,108,698,240

Materials	527,530,201	3,049,040		—	530,579,241

Real Estate	64,158,676	9,842,842		—	74,001,518

Utilities	338,451,652	—		—	338,451,652

Total Common Stocks	$36,999,659,646	$207,525,356	**	$679,287	$37,207,864,289

Preferred Stocks	$309,041	$—		$—	$309,041

Warrants	35,976	—		—	35,976

Short-Term Investments	—	97,096,177		—	97,096,177

Total Investments	$37,000,004,663	$304,621,533		$679,287	$37,305,305,483

34

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2021

Notes to Financial Statements — continued

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended December 31, 2021 is not presented.

9  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. (the “FitzSimons action”) as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which was replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. The FitzSimons action is part of a multi-district litigation proceeding in the Southern District of New York. The FitzSimons action was dismissed by the District Court in January 2017, and the Second Circuit Court of Appeals affirmed the dismissal of the FitzSimons action in August 2021. In January 2022, the Litigation Trustee conceded that the Second Circuit Court of Appeals dismissal as to the Portfolio stands.

In June 2011, a group of Tribune creditors also filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Portfolio was named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas, which sought to recover the proceeds received in connection with the LBO from former shareholders. The SLFC actions were also part of the multi-district litigation proceeding in the Southern District of New York. The SLFC actions were dismissed by the District Court in September 2013, and the Second Circuit Court of Appeals affirmed the dismissal of the SLFC actions in December 2019. The Supreme Court of the United States denied the plaintiff-appellants Writ of Certiorari petition in April 2021.

The attorneys’ fees and costs related to the FitzSimons action and the SLFC actions have been expensed by the Portfolio as incurred.

10  Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

35

Tax-Managed Growth Portfolio

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2021, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2021, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 23, 2022

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

36

Tax-Managed Growth Fund 1.0

December 31, 2021

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust and the Portfolio’s affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s and the Portfolio’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund or Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund or Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 138 funds (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 137 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).

Name and Year of Birth	Trust/ Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV, Chief Executive Officer of EVM and BMR, and Director of EVD. Formerly, Chairman, Chief Executive Officer and President of EVC. Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM, EVD, and EV, which are affiliates of the Trust and the Portfolio, and his former position with EVC, which was an affiliate of the Trust and the Portfolio prior to March 1, 2021.

Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	Since 2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships. None.

Cynthia E. Frost 1961	Trustee	Since 2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships. None.

George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

37

Tax-Managed Growth Fund 1.0

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/ Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Valerie A. Mosley 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUP, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020).

William H. Park 1947	Trustee	Since 2003

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships. None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships. None.

Keith Quinton 1958	Trustee	Since 2018

Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	Since 2018

Private investor. Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	Since 2015

Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).

Scott E. Wennerholm 1959	Trustee	Since 2016

Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships. None.

38

Tax-Managed Growth Fund 1.0

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Trust/ Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Eric A. Stein 1980	President of the Trust	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	Since 2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Also Vice President of CRM.

Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Jill R. Damon 1984	Secretary	Since 2022	Vice President of EVM and BMR since 2017. Formerly, associate at Dechert LLP (2009-2017).

Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

39

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎   investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

40

Eaton Vance Funds

Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎   buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

41

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

42

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.21

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman, William H. Park and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm). Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2020 and December 31, 2021 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/20	12/31/21
Audit Fees	$98,000	$108,000
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,106	$16,806
All Other Fees(3)	$0	$0

Total	$115,106	$124,806

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2020 and December 31, 2021; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/20	12/31/21
Registrant	$17,106	$16,806
Eaton Vance(1)	$150,300	$51,800

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: February 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: February 23, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date: February 23, 2022